CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2020			¥ 594,493	¥ 683,232	¥ 1,645,451		¥ (26,274)	¥ (62,571)	¥ 62,740		¥ (243,604)		¥ 77,797
Cumulative adjustment for accounting change related to Own credit adjustments	[1]				(18,200)
Net income attributable to NHI shareholders		¥ 210,158			210,158
Cash dividends					(61,156)	[2]							(723)
Gain (loss) on sales of treasury stock					(562)
Stock-based compensation awards				(1,117)
Changes in an affiliated company's interests in its subsidiary				1,118
Changes in an affiliated company's interests
Net change during the period							(20,207)
Pension liability adjustment		3,390						3,390
Own credit adjustments		(45,784)							(45,784)
Repurchases of common stock											(3)
Sales of common stock											0
Common stock issued to employees											10,292
Net income attributable to noncontrolling interests		(3,063)											3,063
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													310
Purchase / sale of subsidiary shares, net													160
Other net change in noncontrolling interests													(25,949)
Balance at end of period at Sep. 30, 2020		2,786,054	594,493	683,233	1,775,691		(46,481)	(59,181)	16,956	¥ (88,706)	(233,315)	¥ 2,731,396	54,658
Balance at beginning of year at Jun. 30, 2020			594,493	676,040	1,769,225		(26,958)	(60,263)	61,248		(234,282)		51,140
Net income attributable to NHI shareholders		67,642			67,642
Cash dividends					(61,156)	[3]							267
Gain (loss) on sales of treasury stock					(20)
Stock-based compensation awards				7,197
Changes in an affiliated company's interests in its subsidiary				(4)
Net change during the period							(19,523)
Pension liability adjustment		1,082						1,082
Own credit adjustments		(44,292)							(44,292)
Repurchases of common stock											(2)
Sales of common stock											0
Common stock issued to employees											969
Net income attributable to noncontrolling interests		(1,281)											1,281
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													(265)
Purchase / sale of subsidiary shares, net													(370)
Other net change in noncontrolling interests													2,605
Balance at end of period at Sep. 30, 2020		2,786,054	594,493	683,233	1,775,691		(46,481)	(59,181)	16,956	(88,706)	(233,315)	2,731,396	54,658
Balance at beginning of year at Mar. 31, 2021		2,756,451	594,493	696,122	1,533,713		18,316	(43,477)	(12,983)		(91,246)		61,513
Cumulative adjustment for accounting change related to Own credit adjustments	[1]
Net income attributable to NHI shareholders		51,700			51,700
Cash dividends					(24,758)	[2]							(1,914)
Gain (loss) on sales of treasury stock					(2,958)
Stock-based compensation awards				(11,381)
Changes in an affiliated company's interests in its subsidiary
Changes in an affiliated company's interests				(18)
Net change during the period							5,329
Pension liability adjustment		484						484
Own credit adjustments		3,825							3,825
Repurchases of common stock											(6)
Sales of common stock											0
Common stock issued to employees											16,931
Net income attributable to noncontrolling interests		(3,776)											3,776
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													839
Purchase / sale of subsidiary shares, net													277
Other net change in noncontrolling interests													3,055
Balance at end of period at Sep. 30, 2021		2,801,632	594,493	684,723	1,557,697		23,645	(42,993)	(9,158)	(28,506)	(74,321)	2,734,086	67,546
Balance at beginning of year at Jun. 30, 2021			594,493	677,476	1,579,330		14,982	(43,468)	(8,690)		(74,896)		65,093
Net income attributable to NHI shareholders		3,213			3,213
Cash dividends					(24,758)	[3]							(304)
Gain (loss) on sales of treasury stock					(88)
Stock-based compensation awards				7,247
Changes in an affiliated company's interests in its subsidiary
Net change during the period							8,663
Pension liability adjustment		475						475
Own credit adjustments		(468)							(468)
Repurchases of common stock											(3)
Sales of common stock											0
Common stock issued to employees											578
Net income attributable to noncontrolling interests		(2,270)											2,270
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													580
Purchase / sale of subsidiary shares, net													80
Other net change in noncontrolling interests													(173)
Balance at end of period at Sep. 30, 2021		¥ 2,801,632	¥ 594,493	¥ 684,723	¥ 1,557,697		¥ 23,645	¥ (42,993)	¥ (9,158)	¥ (28,506)	¥ (74,321)	¥ 2,734,086	¥ 67,546

[1]	Represents the adjustments to initially apply ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” for the six months ended September 30, 2020.
[2]	Dividends per share Six months ended September 30, 2020 ¥ 20.00 Six months ended September 30, 2021 ¥ 8.00
[3]	Dividends per share Three months ended September 30, 2020 ¥ 20.00 Three months ended September 30, 2021 ¥ 8.00